Capital Stock - Description of Stock Based Compensation Plans and Related Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	$ 100	$ 148	$ 136
Restricted stock, capitalized	53	62	55
Total	153	210	191
General and Administrative Expense [Member]
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	64	107	89
Lease Operating Expenses [Member]
Stock-based compensation expensed:
Allocated Share-based Compensation Expense	$ 36	$ 41	$ 47